Segment information	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Disclosure of entity's operating segments [text block]
28 SEGMENT INFORMATION
28.1 Criteria for identifying operating segments
The Board of Directors and Board of Statutory Executive Officers evaluates the performance of the Company’s business segments through EBITDA.
The operating segments defined by the Company’s management are set forth below:
i)Pulp: comprised of the production and sale of hardwood eucalyptus pulp and fluff pulp, mainly to supply the foreign market.
ii)Paper: comprises the production and sale of paper to meet the demands of both the domestic and foreign markets. Consumer goods (tissue) sales are classified under this segment due to their immateriality.
Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s management, which makes investment decisions and determines the allocation of resources on a consolidated basis.
In addition, with respect to geographical information related to non-current assets, the Company does not disclose such information, as all property, plant and equipment, biological and intangible assets are in Brazil.
28.2 Information of operating segments

	06/30/2024
	Pulp	Paper	Total
Net sales	16,594,855	4,357,883	20,952,738
Domestic market (Brazil)	1,049,948	3,311,970	4,361,918
Foreign market	15,544,907	1,045,913	16,590,820

EBITDA (1)	9,742,936	1,533,716	11,276,652
Depreciation, depletion and amortization			(4,110,780)
Operating profit before net financial income (“EBIT”) (2)			7,165,872

EBITDA margin (%)	58.71%	35.19%	53.82%
(1)EBITDA (Earnings Before Interest, Tax, Depreciation and Amortization).
(2)EBIT (Earnings Before Interest and Tax).

	06/30/2023
	Pulp	Paper	Total
Net sales	16,302,347	4,133,670	20,436,017
Domestic market (Brazil)	1,249,493	2,971,910	4,221,403
Foreign market	15,052,854	1,161,760	16,214,614

EBITDA (1)	9,155,697	1,812,784	10,968,481
Depreciation, depletion and amortization			(3,593,516)
Operating profit before net financial income (“EBIT”) (2)			7,374,965

EBITDA margin (%)	56.16%	43.85%	53.67%
(1)EBITDA (Earnings Before Interest, Tax, Depreciation and Amortization).
(2)EBIT (Earnings Before Interest and Tax).
28.3 Net sales by product

Products	06/30/2024	06/30/2023
Market pulp (1)	16,594,855	16,302,347
Printing and writing paper (2)	3,738,388	3,384,698
Paperboard	586,651	708,576
Other	32,844	40,396
	20,952,738	20,436,017
(1)Net sales of fluff pulp represent 0.7% of total net sales, and therefore were included in market pulp net sales. (0.8% as at June 30, 2023).
(2)Net sales of tissue represent 6.3% of total net sales, and therefore were included in printing and writing paper net sales. (3.1% as at June 30, 2023).
28.4 Goodwill based on expected future profitability
The goodwill based on expected future profitability arising from the business combination was allocated to the disclosable segments, which correspond to the Company's cash-generating units (“CGUs”), considering the economic benefits generated by such intangible assets. The allocation of goodwill is set out below:

	06/30/2024	12/31/2023
Pulp	7,897,051	7,897,051
Paper	290,191	290,191
	8,187,242	8,187,242